Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of summary of significant accounting policies explanatory [Abstract]
Basis of consolidation
a)	Basis of consolidation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The Company’s significant subsidiaries are Entrée LLC and Entrée Resources LLC.
Wholly owned subsidiaries are entities in which the Company has direct or indirect control, where control is defined as the investor’s power over an investee with exposure, or rights, to variable returns from the investee and the ability to affect the investor’s returns through its power over the investee. The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of comprehensive loss from the effective date of acquisition or up to the effective date of disposal, as appropriate. All intercompany transactions and balances have been eliminated on consolidation.

Foreign currency translation
b)	Foreign currency translation
The functional currency of Entrée Resources Ltd. is the Canadian dollar. Accordingly, monetary assets and liabilities denominated in a foreign currency are translated at the exchange rate in effect at the statement of financial position date while non-monetary
assets and liabilities denominated in a foreign currency are translated at historical rates. Revenue and expense items denominated in a foreign currency are translated at exchange rates prevailing when such items are recognized in the statement of comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of comprehensive loss. The functional currency of Entrée Resources Ltd.’s significant subsidiaries is the United States dollar. Upon translation into Canadian dollars for consolidation, monetary assets and liabilities are translated at the exchange rate in effect at the statement of financial position date while non-monetary
assets and liabilities are translated at historical rates. Revenue and expense items are translated at exchange rates prevailing when such items are recognized in the statement of comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of comprehensive loss.
The Company follows the current rate method of translation with respect to its presentation of these consolidated financial statements in the reporting currency, which is the United States dollar. Accordingly, assets and liabilities are translated into United States dollars at the period-end
exchange rates while revenue and expenses are translated at the prevailing exchange rates during the period. Related exchange gains and losses are included in a separate component of shareholders’ deficiency as accumulated other comprehensive loss / income.

Financial instruments
c)	Financial instruments
Classification
The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument
basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.
The following table shows the classification of the Company’s financial instruments:

Financial assets / liabilities	Classification
Cash and cash equivalents	Amortized cost
Receivables	Amortized cost
Deposits	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Lease liabilities	Amortized cost
Loan payable to Oyu Tolgoi LLC	Amortized cost
Measurement
Financial assets and liabilities at amortized cost
Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.
Financial assets and liabilities at FVTPL
Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss / income. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss.
Financial assets at FVTOCI
Financial assets at FVTOCI are initially recorded at fair value adjusted for transaction costs. Dividends are recognized as income in the consolidated statements of comprehensive loss / income unless the dividend clearly represents a recovery of part of the cost of the investment. Gains or losses recognized on the sale of the equity investment are recognized in other comprehensive loss / income and are never reclassified to profit or loss.
Impairment
An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.
Derecognition
Financial assets
The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss / income.

Cash and cash equivalents
d)	Cash and cash equivalents
Cash and cash equivalents include cash in banks, money market funds, and certificates of term deposits with maturities of less than three months from inception, which are readily convertible to known amounts of cash and which, in the opinion of management, are subject to an insignificant risk of loss in value.

Exploration and evaluation assets
e)	Exploration and evaluation assets
All direct costs related to the acquisition of mineral property interest are capitalized in the period incurred.
Exploration and evaluation costs are charged to operations in the period incurred until such time as it has been determined that a mineral property has proven and probable reserves and the property is economically viable, in which case subsequent evaluation costs incurred to develop a mineral property are capitalized.

Property, plant and equipment
f)	Property, plant and equipment
Mineral property interests and mine development costs
All exploration and evaluation expenditures and property maintenance costs incurred for projects outside the boundary of a known mineral deposit containing proven and probable reserves are expensed as incurred to the date of establishing that property costs are economically recoverable.
Development expenditures are those incurred subsequent to the establishment of economic recoverability and after a number of key development and milestones have been achieved. These milestones include obtaining sufficient financial resources, permits, and licenses to develop the mineral property. Development costs are capitalized and included in the carrying amount of the related property.
Mineral property and mine development costs capitalized are amortized using the units-of-production
method over the estimated life of the proven and probable reserves.
Plant and equipment
Items of plant and equipment are recorded at cost less accumulated depletion and amortization. Cost includes all expenditures incurred to bring assets to the location and condition necessary for them to be operated in the manner intended by management, including estimated decommissioning and restoration costs and, where applicable, borrowing costs. If significant parts of an item of plant and equipment have different useful lives, then they are accounted for as separate items (major components) of plant and equipment.
Depreciation is recorded on a declining balance basis at rates ranging from 20% to 30% per annum.
No depletion and amortization is recorded until the asset is substantially complete and available for its intended use.

Impairment of
non-current
assets
The Company reviews the carrying amounts of its
non-financial
assets every reporting period. If there is any indication that the assets or cash-generating unit (“CGU”) may not be fully recoverable, the recoverable amount of the asset or CGU is estimated in order to determine the extent of the impairment loss, if any.
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows to be derived from continuing use of the asset or CGU are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less cost to sell is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the cost of disposal. When a binding sale agreement is not available, fair value less costs to sell is estimated using a discounted cash flow approach with inputs and assumptions consistent with those at market. If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized.

Long-term investments
g)	Long-term investments
Long-term investments in companies in which the Company has voting interests of 20% or more or where the Company has the ability to exercise significant influence, are accounted for using the equity method. Under this method, the Company’s share of the investees’ earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the long-term investment accounts.

Decommissioning obligations
h)	Decommissioning obligations
The Company recognizes liabilities for statutory, contractual, legal or constructive obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a provision for a decommissioning obligation is recognized at its net present value in the period in which it is incurred, using a discounted cash flow technique with market-based risk-free discount rates and estimates of the timing and amount of the settlement of the obligation.
Upon initial recognition of the liability, the corresponding decommissioning cost is added to the carrying amount of the related asset. Following initial recognition of the decommissioning obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to significant estimates including the current discount rate, the amount or timing of the underlying cash flows needed to settle the obligation and the requirements of the relevant legal and regulatory framework. Subsequent changes in the provisions resulting from new disturbance, updated cost estimates, changes to estimated lives of operations and revisions to discount rates are also capitalized to the related property, plant and equipment. Amounts capitalized to the related property, plant and equipment are depreciated over the lives of the assets to which they relate. The amortization or unwinding of the discount applied in establishing the net present value of provisions is charged to expense and is included within finance costs in the consolidated statement of comprehensive loss / income.

Other provisions
i)	Other provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

Taxation
j)	Taxation
Income tax expense comprises current and deferred tax. Current tax and deferred taxes are recognized in the consolidated statements of comprehensive loss / income except to the extent that they relate to items recognized directly in equity or in other comprehensive loss / income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date.
Deferred tax is recognized in respect of unused tax losses and credits, as well as temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on enacted or substantively enacted laws at the reporting date.
The Company computes the provision for deferred income taxes under the liability method. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, only to the extent that it is probable that future taxable profits will be available against which they can be utilized. Future taxable profits are estimated using an income forecast derived from cash flow projections, based on detailed life-of-mine
plans and corporate forecasts. Where applicable, the probability of utilizing tax losses or credits is evaluated by considering risks relevant to future cash flows, and the expiry dates after which these losses or credits can no longer be utilized.
Deferred tax is not recognized for the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries, associates and joint arrangements to the extent that it is probable that they will not reverse in the foreseeable future.
The Company is subject to assessments by various taxation authorities, who may interpret tax legislation differently from the Company. The final amount of taxes to be paid depends on a number of factors, including the outcomes of audits, appeals or negotiated settlements. Such differences are accounted for based on management’s best estimate of the probable outcome of these matters.
The Company must make significant estimates and judgments in respect of its provision for income taxes and the composition and measurement of its deferred income tax assets and liabilities. The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities; those adjustments may be material.

Share-based compensation
k)	Share-based compensation
The Company’s stock option plan allows the Company’s directors, officers, employees, and consultants to acquire shares of the Company. The fair value of options granted is recognized as share-based compensation expense with a corresponding increase in reserves. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee. Where options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted. Share-based compensation expense is recognized over the tranche’s vesting period by a charge to profit or loss. For employees, the compensation expense is amortized on a straight-line basis over the requisite service period which approximates the vesting period. Compensation expense for share options granted to non-employees
is recognized over the contract services period or, if none exists, from the date of grant until the options vest. Compensation associated with unvested options granted to non-employees
is
re-measured
on each statement of financial position date.
At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of options that are expected to vest. In situations where equity instruments are issued to non-employees
and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based compensation. Otherwise, share-based compensation is measured at the fair value of goods or services received.

Deferred share units
l)	Deferred share units
The Company has established a deferred share unit plan under which deferred share units (“DSUs”) are granted to directors and officers of the Company as part of long-term incentive compensation. DSUs are classified as equity settled share-based payment transactions as the participants will receive either common shares of the Company or payment of cash, or any combination of the foregoing, as determined by the Company in its sole discretion, following a redemption event. As such, the Company recognizes the expense based on the quoted market price of the Company’s common shares at the grant date and a corresponding increase in equity for the eventual redemption when the DSUs are issued.

Loss per share
m)	Loss per share
Basic loss per share is computed by dividing net loss attributable to common shares by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average common shares outstanding are increased to include additional shares for the assumed exercise of share options and share purchase warrants, if dilutive. The number of additional common shares is calculated by assuming that outstanding share options and equity settled instruments were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods.

Related party transactions
n)	Related party transactions
Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

Right-of-use assets and lease liability
o)	Right-of-use assets and lease liability
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the right to obtain substantially all of the economic benefits from use of the asset during the term of the arrangement exists, and if the Company has the right to direct the use of the asset. At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone prices.
As a lessee, the Company recognizes a
right-of-use
asset and a lease liability at the commencement date of a lease. The right-of-use
asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any decommissioning and restoration costs, less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the straight line method from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use
asset may be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. Lease payments included in the measurement of the lease liability are comprised of:

•	fixed payments, including in-substance fixed payments, less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee;

•	exercise prices of purchase options if the Company is reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, or if there is a change in the estimate or assessment of the expected amount payable under a residual value guarantee, purchase, extension or termination option. Variable lease payments not included in the initial measurement of the lease liability are charged directly to profit or loss.
The Company has elected not to recognize
right-of-use
assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value
assets. The lease payments associated with these leases are charged directly to profit or loss on a straight-line basis over the lease term.

Warrants issued in equity financing transactions

p)	Warrants issued in equity financing transactions
The Company engages in equity financing transactions to obtain the funds necessary to continue operations and explore and evaluate mineral properties. These equity financing transactions may involve issuance of common shares or units. A unit comprises a certain number of common shares and a certain number of share purchase warrants. Depending on the terms and conditions of each equity financing agreement, the warrants are exercisable into additional common shares prior to expiry at a price stipulated by the agreement. Warrants that are part of units are valued based on the relative fair value method and included in share capital with the common shares that were concurrently issued. Warrants that are issued as payment for an agency fee or other transactions costs are accounted for as share-based
payments.

Standards issued or amended but not yet effective

q)	Standards issued or amended but not yet effective
The Company has not applied the following revised IFRS that has been issued but was not yet effective at December 31, 2021. This accounting standard is not currently expected to have a significant effect on the Company’s accounting policies or financial statements.

•
IAS 16, Property, Plant and Equipment - Proceeds before Intended Use (effective January 1, 2022). The amendment prohibits deducting from the cost of property, plant and equipment amounts received from selling items produced while preparing the asset for its intended use. Instead, a company will recognize such sale proceeds and related cost in profit or loss.